RELATED PARTY DISCLOSURES	12 Months Ended
Jun. 30, 2018
RELATED PARTY DISCLOSURES
RELATED PARTY DISCLOSURES

26.RELATED PARTY DISCLOSURES

Ultimate parent

Genetic Technologies Limited is the ultimate Australian parent company.  As at the date of this Report, no shareholder controls more than 50% of the issued capital of the Company.

Transactions within the Group and with other related parties

During the year ended June 30, 2018, the only transactions between entities within the Group and other related parties occurred, are as listed below.  Except where noted, all amounts were charged on similar to market terms and at commercial rates.

Debt convertible notes

During the year ended June 30, 2015 the Company finalized the raising of $2,150,000 via the issue of unlisted secured (debt) notes to existing and new Australian institutional and wholesale investors. The debt notes carried a 10.0% coupon rate, and as approved at the Annual General Meeting, held on November 25, 2014, became convertible notes which could convert into ordinary shares (at a 10.0% discount to the 5 day VWAP). These convertible notes also carry free attached options to purchase further shares in the Company.

$125,000 of these convertible notes were issued to a holder associated with Dr Lindsay Wakefield, a Company director at the time of issue, on the same terms and conditions as other note holders, all of which were converted during the year ended June 30, 2015.  The 8,333,333 share options attached to these convertible notes remain unexercised at June 30, 2018. Dr Muchnicki and Mr Rubinstein, both of whom were elected as Directors of the Company on January 31, 2018, also participated in the debt convertible notes raising, and at June 30, 2018 indirectly held 6,666,667 and 5,000,000 options respectively.

Blockchain Global Limited

As announced by the Company on February 15, 2018, a non-binding terms sheet with Blockchain Global Limited (BCG) was entered to provide a framework for continuing discussions between the two companies, with the proposed transaction being subject to shareholder approval (by non-associated Shareholders); and as announced by the Company on August 2, 2018, a framework agreement with BCG was entered formalizing the non-binding terms sheet and providing a framework for a strategic alliance between the Company and BCG, with this Framework Agreement only becoming binding on the Company obtaining the approval of non-associated Shareholders.  This framework includes a proposed issuance of 486,000,000 shares to BCG in 3 tranches subject to the achievement of certain milestones.

A number of Directors of the Company presently or previously have had involvement with BCG.  Mr Sam Lee has a direct and indirect share interest in BCG of 21% and is a director of BCG.  Mr Peter Rubinstein has a direct and indirect share interest in BCG of 8% and is a consultant to BCG. Dr George Muchnicki has a direct and indirect share interest in BCG of 3.4%. Dr Paul Kasian was previously a director of BCG until July 2018. No transactions between the Company and BCG took place during the year ended June 30, 2018.

There were no transactions with parties related to Key Management Personnel during the year other than that disclosed above.

Details of Directors and Key Management Personnel as at balance date

Directors	Executives
Dr Paul Kasian (Chairman and Interim CEO)	Mr Kevin Fischer (Chief Financial Officer)
Dr Lindsay Wakefield (Non-Executive)	Dr Richard Allman (Scientific Director)
Dr Jerzy Muchnicki (Executive Director)
Mr Peter Rubinstein (Non-Executive)
Mr Xue Lee (Non-Executive)

	Consolidated
	2018	2017	2016
	$	$	$
Remuneration of Key Management Personnel
Short-term employee benefits	1,215,632	1,533,457	1,350,986
Post-employment benefits	96,315	101,320	104,081
Share-based payments	130,385	121,269	49,445
Other long-term benefits	2,371	61,594	28,552
Termination benefits	164,760	—	53,795
Total remuneration of Key Management Personnel	1,609,463	1,817,640	1,586,859